Future operations and going concern (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating income/(loss)	$ (17,191)	$ (4,141)	$ 2,583
Working capital	$ 77,500